Leases, Commitments, and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Summary of Rent Expense from Operating Leases	Rent expense from all operating leases was as follows:

	Year ended December 31,
In Thousands	2021	2020	2019
Rent expense from operating leases	$46	$83	$117

Schedule of Noncancelable Future Lease Commitments
Noncancelable future lease commitments are as follows:

In Thousands	Operating Leases	Capital Leases
2022	$12	$1,708
2023	—	1,552
2024	—	1,487
2025	—	1,487
2026	—	1,481
After fiscal 2027	—	18,470

Total noncancelable future lease commitments	$12	$26,185

Schedule Of Impact Of Adoption Of The Standard On Consolidated Balance Sheet	The impact of adoption on the Company’s December 31, 2021, consolidated balance sheet was as follows:

	As Reported December 31, 2021	Adoption of Lease Standard	As Adjusted December 31, 2021
Assets

Land, buildings, and equipment	$21,731	$(16,543)	$5,188
Operating lease right-of-use assets	—	14,090	14,090

	$21,731	$(2,453)	$19,278

Liabilities and stockholders’ equity
Current portion of financing lease obligations	$370	$(4)	$366
Other current liabilities	191	276	467
Financing lease obligations	17,506	(17,371)	135
Operating lease obligations	—	13,814	13,814
Accumulated deficit	(196,092)	832	(195,260)

	$(178,025)	$(2,453)	$(180,478)

Summary of Non Cancellable Operating Leases
The Company is obligated under non-cancellable operating leases, primarily for office space and certain equipment, as follows:

	As of September 30, 2022
	Remaining	Right-of-Use
In Thousands	Term (years)	Asset
Roseville, MN lease	15.6	$13,734
Total		$13,734

Summary of Lease Cost
The components of lease expense were as follows:

In Thousands	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Finance lease costs	$57	$73
Operating lease costs	381	1,174
Variable lease costs	260	717

Total	$698	$1,964

Summary of Other Information Related to Leases
Other information related to leases was as follows:

In Thousands except for lease term and discount rate	As of and for Nine Months Ended September 30, 2022
	Operating	Financing
Cash paid for amounts included in the measurement of lease liabilities:

Operating cash flows	$205	$—
Financing cash flows	$—	$353
Weighted average remaining lease term (years)	15.6	0.6
Weighted average discount rate	7.9%	8.1%

Summary of Future Minimum Rental Payments
As of September 30, 2022, future minimum payments under operating and finance leases were as follows:

In Thousands	Operating	Financing	Total
Remainder of 2022	$345	$25	$370
2023	1,446	100	1,546
2024	1,480	—	1,480
2025	1,479	—	1,479
2026	1,479	—	1,479
2027	1,479	—	1,479
Thereafter	16,991	—	16,991

	24,699	125	24,824
Less: imputed interest	(10,814)	(5)	(10,819)

Total	$13,885	$120	$14,005